INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details) - Revenue [Member] - Customer Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Concentration Risk [Line Items]
Percentage		14.00%	14.00%	21.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage		9.00%	9.00%	13.00%
Other customers [Member]
Concentration Risk [Line Items]
Percentage	[1]	21.00%	24.00%	20.00%
Customer one [Member]
Concentration Risk [Line Items]
Percentage		3.00%	4.00%	4.00%
Customer two [Member]
Concentration Risk [Line Items]
Percentage		9.00%	8.00%	7.00%

[1]	Represents aggregated revenue to three customers that accounted for between 3% and 9% of total revenue during 2023, to four customers that accounted for between 4% and 8% of total revenue during 2022, and to four customers that accounted for between 4% and 7% of total revenue during 2021.